UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07608

Nuveen North Carolina Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen North Carolina Premium Income Municipal Fund (NNC)
	February 28, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 155.2% (100.0% of Total Investments)
	MUNICIPAL BONDS – 155.2% (100.0% of Total Investments)
	Education and Civic Organizations – 17.4% (11.2% of Total Investments)
$ 30	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.250%, 7/15/17 –	No Opt. Call	Aa3	$ 34,592
	NPFG Insured
	Board of Governors of the University of North Carolina, Winston-Salem State University General
	Revenue Bonds, Series 2013:
2,950	5.000%, 4/01/33	4/22 at 100.00	A	3,111,395
1,000	5.125%, 4/01/43	4/22 at 100.00	AA+	1,049,910
5,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	Aa2	5,409,400
1,500	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student	4/21 at 100.00	AA–	1,553,790
	Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson & Wales University,
	Series 2013A:
1,560	5.000%, 4/01/32	4/23 at 100.00	A2	1,662,554
1,000	5.000%, 4/01/33	4/23 at 100.00	A2	1,060,290
2,500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	2,628,125
	2005A, 5.000%, 10/01/41 (UB)
4,440	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University,	3/22 at 100.00	BBB	4,525,070
	Series 2012, 5.000%, 3/01/34
235	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A,	10/23 at 100.00	Aa1	257,186
	5.000%, 10/01/42
	University of North Carolina System, Pooled Revenue Bonds, Series 2005A:
1,530	5.000%, 4/01/15 – AMBAC Insured	No Opt. Call	A	1,609,606
290	5.000%, 4/01/22 – AMBAC Insured	4/15 at 100.00	A	302,441
	University of North Carolina Wilmington, Certificates of Participation, Student Housing
	Project Revenue Bonds, Series 2006:
1,000	5.000%, 6/01/21 – FGIC Insured	6/16 at 100.00	A	1,052,770
1,430	5.000%, 6/01/23 – FGIC Insured	6/16 at 100.00	A	1,492,105
1,505	5.000%, 6/01/24 – FGIC Insured	6/16 at 100.00	A	1,564,914
10,200	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2007,	12/17 at 100.00	AAA	11,299,968
	5.000%, 12/01/36
250	University of North Carolina, Charlotte, Certificates of Participation, Student Housing	3/15 at 100.00	A	261,250
	Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured
	University of North Carolina, System Pooled Revenue Bonds, Series 2009C:
1,000	5.250%, 10/01/28	10/19 at 100.00	A3	1,094,250
1,000	5.375%, 10/01/29	10/19 at 100.00	A3	1,097,370
38,420	Total Education and Civic Organizations			41,066,986
	Health Care – 34.0% (21.9% of Total Investments)
	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds,
	Series 2007:
1,840	5.250%, 10/01/27	10/17 at 100.00	N/R	1,780,881
1,725	5.250%, 10/01/38	10/17 at 100.00	N/R	1,551,500
2,750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/19 at 100.00	AA–	2,960,898
	Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/39
4,950	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	5,024,250
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
2,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	2,113,860
	Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42
5,250	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/22 at 100.00	AA–	5,441,678
	Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/43
2,225	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AA–	2,386,646
	Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured
3,860	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012,	5/22 at 100.00	A	3,979,892
	5.000%, 11/01/41
500	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/23 at 100.00	A+	546,995
	Center, Refunding Series 2013, 5.000%, 10/01/26
555	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/19 at 100.00	AA–	586,274
	Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured
	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health
	Inc., Series 2010A:
4,750	5.250%, 11/01/40	11/20 at 100.00	AA–	4,944,798
5,000	5.000%, 11/01/43	11/20 at 100.00	AA–	5,125,050
2,750	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue	1/20 at 100.00	A	2,773,375
	Ridge HealthCare, Series 2010A, 5.000%, 1/01/36
	North Carolina Medical Care Commission, Health Care Facilities Revenue and Refunding Revenue
	Bonds, Columbus Regional Healthcare System, Series 2013A:
2,000	3.750%, 10/01/33	10/22 at 100.00	BBB	1,644,080
2,000	4.000%, 10/01/42	10/22 at 100.00	BBB	1,634,500
2,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalachian	7/21 at 100.00	BBB+	3,001,091
	Regional HealthCare System, Series 2011A, 6.500%, 7/01/31
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	2,102,720
	Health System, Series 2012A, 5.000%, 6/01/42
2,335	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, FirstHealth of	10/17 at 100.00	AA	2,123,823
	the Carolinas Project, Refunding Series 2012A, 4.000%, 10/01/39
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest
	Baptist Obligated Group, Series 2012A:
3,000	5.000%, 12/01/45	No Opt. Call	A+	3,087,690
9,000	4.000%, 12/01/45	12/22 at 100.00	A+	7,885,080
2,375	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, Cape	No Opt. Call	A–	2,538,139
	Fear Valley Health System, Series 2012A, 5.000%, 10/01/27
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	2,176,740
	WakeMed, Series 2012A, 5.000%, 10/01/27
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Stanly Memorial	4/14 at 100.00	BBB+	2,009,140
	Hospital, Series 1999, 6.375%, 10/01/29
2,930	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical	6/22 at 100.00	A	3,044,270
	Center, Refunding Series 2012, 5.000%, 6/01/32
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center,
	Series 2007:
500	5.000%, 11/01/20	11/17 at 100.00	A–	540,985
3,425	5.000%, 11/01/27	11/17 at 100.00	A–	3,528,195
3,295	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	A	3,301,228
	2005, 5.000%, 1/01/33 – FGIC Insured
750	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue	4/18 at 100.00	BBB	794,205
	Bonds, Series 2008, 6.250%, 10/01/38
1,660	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow	10/16 at 100.00	A	1,691,009
	Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 – NPFG Insured
80,105	Total Health Care			80,318,992
	Housing/Multifamily – 3.4% (2.2% of Total Investments)
3,875	Durham Housing Authority, North Carolina, Multifamily Housing Revenue Bonds, JFK Towers	No Opt. Call	A–	3,877,713
	Project, Series 2012A, 5.000%, 12/01/47
	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock
	Apartments, Series 2003:
850	5.150%, 1/01/22 (Alternative Minimum Tax)	7/18 at 100.00	AA+	893,639
2,260	5.375%, 1/01/36 (Alternative Minimum Tax)	7/18 at 100.00	AA+	2,294,307
1,000	North Carolina Capital Facilities Financing Agency, Housing Revenue Bonds, Elizabeth City	6/14 at 100.00	N/R	1,000,230
	State University, Series 2003A, 5.000%, 6/01/28 – AMBAC Insured
7,985	Total Housing/Multifamily			8,065,889
	Housing/Single Family – 2.3% (1.5% of Total Investments)
1,340	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	1,352,676
	7/01/33 (Alternative Minimum Tax)
2,200	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1,	1/21 at 100.00	AA	2,303,400
	4.500%, 1/01/28
1,920	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	1,937,203
	7/01/37 (Alternative Minimum Tax)
5,460	Total Housing/Single Family			5,593,279
	Long-Term Care – 1.5% (0.9% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian
	Homes, Series 2006:
700	5.400%, 10/01/27	10/16 at 100.00	N/R	695,968
1,500	5.500%, 10/01/31	10/16 at 100.00	N/R	1,457,145
900	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	A–	901,035
	5.000%, 1/01/36
450	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc.,	10/23 at 100.00	N/R	430,214
	Refunding Series 2013A, 5.000%, 10/01/33
3,550	Total Long-Term Care			3,484,362
	Materials – 0.6% (0.4% of Total Investments)
1,400	Columbus County Industrial Facilities and Pollution Control Financing Authority, North	3/17 at 100.00	BBB	1,388,520
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company
	Project, Series 2007A, 4.625%, 3/01/27
	Tax Obligation/General – 5.7% (3.7% of Total Investments)
	Catawba County, North Carolina, General Obligation Bonds, Limited Obligation Series 2014A:
1,000	5.000%, 6/01/30 (WI/DD, Settling 3/04/14)	6/24 at 100.00	Aa2	1,121,420
730	5.000%, 6/01/31 (WI/DD, Settling 3/04/14)	6/24 at 100.00	Aa2	813,330
	Durham, North Carolina, General Obligation Bonds, Series 2007:
2,820	5.000%, 4/01/21	4/17 at 100.00	AAA	3,165,704
1,475	5.000%, 4/01/22	4/17 at 100.00	AAA	1,660,599
1,050	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009,	4/20 at 100.00	AA+	1,142,001
	5.000%, 4/01/30
5,100	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	5,670,384
12,175	Total Tax Obligation/General			13,573,438
	Tax Obligation/Limited – 17.6% (11.3% of Total Investments)
	Buncombe County, North Carolina, Limited Obligation Bonds, Series 2014A:
1,085	5.000%, 6/01/33	6/24 at 100.00		1,210,817
1,600	5.000%, 6/01/34	6/24 at 100.00	AA+	1,776,848
2,405	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series	6/18 at 100.00	AA+	2,573,951
	2008A, 5.000%, 6/01/33
2,085	Dare County, North Carolina, Installment Purchase Contract, Limited Obligation Series 2012B,	6/22 at 100.00	AA–	2,328,903
	5.000%, 6/01/28
850	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/14 –	No Opt. Call	Aa3	860,608
	AMBAC Insured
1,390	Durham, North Carolina, Certificates of Participation, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AA+	1,470,564
1,060	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	1,077,024
	Harnett County, North Carolina, Certificates of Participation, Series 2009:
1,000	5.000%, 6/01/28 – AGC Insured	6/19 at 100.00	AA–	1,064,050
500	5.000%, 6/01/29 – AGC Insured	6/19 at 100.00	AA–	529,425
1,051	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	1,076,224
	Jacksonville Public Facilities Corporation, North Carolina, Limited Obligation Bonds,
	Series 2012:
1,065	5.000%, 4/01/29	4/22 at 100.00	A1	1,164,524
1,165	5.000%, 4/01/30	4/22 at 100.00	A1	1,265,365
1,000	5.000%, 4/01/31	4/22 at 100.00	A1	1,080,350
200	5.000%, 4/01/32	4/22 at 100.00	A1	215,062
400	Mecklenburg County, North Carolina, Certificates of Participation, Series 2009A,	2/19 at 100.00	AA+	432,396
	5.000%, 2/01/27
8,065	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series	7/21 at 100.00	AA	8,570,676
	2011, 5.000%, 7/01/41
	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project,
	Series 2004B:
1,275	5.000%, 6/01/20	6/14 at 100.00	AA+	1,290,402
1,310	5.000%, 6/01/21	6/14 at 100.00	AA+	1,325,825
1,135	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	1,227,718
1,000	Raleigh, North Carolina, Limited Obligation Bonds, Series 2013, 5.000%, 10/01/33	10/23 at 100.00	AA+	1,114,820
5,000	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 –	6/17 at 100.00	AA	5,265,350
	AGM Insured (UB)
2,450	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	2,677,409
1,750	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	Aa3	1,946,280
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured
38,841	Total Tax Obligation/Limited			41,544,591
	Transportation – 16.7% (10.8% of Total Investments)
5,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding	7/20 at 100.00	Aa3	5,244,500
	Series 2010A, 5.000%, 7/01/39
10	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding	7/20 at 100.00	Aa3	10,824
	Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)
1,400	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series	7/21 at 100.00	Aa3	1,444,590
	2010B, 5.000%, 7/01/36 (Alternative Minimum Tax)
1,425	Charlotte, North Carolina, Airport Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/41	No Opt. Call	Aa3	1,495,851
	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A:
600	5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	Aa3	609,336
2,710	5.000%, 7/01/29 – NPFG Insured	7/14 at 100.00	Aa3	2,747,777
1,935	5.000%, 7/01/34 – NPFG Insured	7/14 at 100.00	Aa3	1,960,910
2,725	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A,	2/20 at 100.00	A3	2,886,075
	5.250%, 2/01/40
515	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B,	2/20 at 100.00	A3	549,608
	5.000%, 2/01/29
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
140	5.000%, 1/01/21 – AGC Insured	1/19 at 100.00	AA–	156,915
265	5.375%, 1/01/26 – AGC Insured	1/19 at 100.00	AA–	292,213
1,590	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	1,750,129
7,335	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	7,990,456
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,
	Series 2009B:
150	0.000%, 1/01/31 – AGC Insured	No Opt. Call	AA–	68,936
4,355	0.000%, 1/01/33 – AGC Insured	No Opt. Call	AA–	1,801,272
2,300	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA–	904,383
2,345	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA–	874,451
7,505	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA–	2,517,852
1,325	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA–	421,907
1,235	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A–	1,310,076
	7/01/20 – SYNCORA GTY Insured
4,125	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series	5/20 at 100.00	Aa3	4,503,551
	2010A, 5.000%, 5/01/36
48,990	Total Transportation			39,541,612
	U.S. Guaranteed – 18.6% (12.0% of Total Investments) (4)
	Catawba County, North Carolina, Certificates of Participation, Series 2004:
1,800	5.250%, 6/01/21 (Pre-refunded 6/01/14) – NPFG Insured	6/14 at 100.00	Aa2 (4)	1,823,886
1,800	5.250%, 6/01/22 (Pre-refunded 6/01/14) – NPFG Insured	6/14 at 100.00	Aa2 (4)	1,823,886
500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA+ (4)	520,975
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
	Craven County, North Carolina, Certificates of Participation, Series 2007:
160	5.000%, 6/01/23 (Pre-refunded 6/01/17) – NPFG Insured	6/17 at 100.00	AA– (4)	183,240
3,000	5.000%, 6/01/27 (Pre-refunded 6/01/17) – NPFG Insured	6/17 at 100.00	AA– (4)	3,435,750
1,250	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/21	6/14 at 100.00	Aa3 (4)	1,266,588
	(Pre-refunded 6/01/14) – AMBAC Insured
	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A:
500	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	530,355
1,295	5.000%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,373,619
	Lee County, North Carolina, Certificates of Participation, Public Schools and Community
	College, Series 2004:
1,715	5.250%, 4/01/18 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (4)	1,723,129
1,715	5.250%, 4/01/20 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (4)	1,723,129
1,000	5.250%, 4/01/22 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (4)	1,004,740
1,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cleveland County	1/21 at 100.00	AA– (4)	2,103,478
	Healthcare System, Refunding Series 2011A, 5.750%, 1/01/35 (Pre-refunded 1/01/21)
2,250	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series	10/14 at 100.00	AA– (4)	2,323,373
	2009A, 5.625%, 10/01/38 (Pre-refunded 10/01/14) – AGC Insured
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System,
	Series 2004A:
1,195	5.250%, 7/01/20 (Pre-refunded 7/01/14) – AMBAC Insured	7/14 at 100.00	AA– (4)	1,215,948
1,000	5.250%, 7/01/22 (Pre-refunded 7/01/14) – AMBAC Insured	7/14 at 100.00	AA– (4)	1,017,530
2,035	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	N/R (4)	2,100,771
	5.000%, 11/01/24 (Pre-refunded 11/01/14)
4,260	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1986, 5.000%,	No Opt. Call	Aaa	5,053,894
	1/01/20 (ETM)
2,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B,	6/14 at 100.00	AA+ (4)	2,531,575
	5.000%, 6/01/20 (Pre-refunded 6/01/14)
	Pasquotank County, North Carolina, Certificates of Participation, Series 2004:
460	5.000%, 6/01/25 (Pre-refunded 6/01/14)	6/14 at 100.00	A (4)	465,759
920	5.000%, 6/01/25 (Pre-refunded 6/01/14)	6/14 at 100.00	A (4)	931,564
2,070	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series	4/14 at 100.00	AA (4)	2,079,315
	2004B, 5.000%, 4/01/29 (Pre-refunded 4/01/14) – AMBAC Insured
2,990	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, 5.000%,	3/16 at 100.00	N/R (4)	3,272,764
	3/01/36 (Pre-refunded 3/01/16)
2,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20	6/14 at 102.00	AA– (4)	2,065,240
	(Pre-refunded 6/01/14) – AGM Insured
2,250	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AA– (4)	2,614,725
	12/01/27 (Pre-refunded 12/01/17) – AGM Insured
	University of North Carolina System, Pooled Revenue Bonds, Series 2005A:
555	5.000%, 4/01/22 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	N/R (4)	584,321
155	5.000%, 4/01/22 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	N/R (4)	163,189
41,055	Total U.S. Guaranteed			43,932,743
	Utilities – 9.8% (6.3% of Total Investments)
5,000	North Carolina Capital Facilities Financing Agency, Solid Waste Disposal Revenue Bond, Duke	11/20 at 100.00	Aa2	5,113,550
	Energy Carolinas Project, Refunding Series 2008B, 4.625%, 11/01/40
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	2,711,850
	5.250%, 1/01/20 – AMBAC Insured
1,400	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B,	1/19 at 100.00	A–	1,527,568
	5.000%, 1/01/26
3,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A,	7/22 at 100.00	A–	3,942,890
	5.000%, 1/01/25
	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
	Series 1993B:
95	6.000%, 1/01/22	No Opt. Call	A–	117,586
180	6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	222,795
1,100	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	1/19 at 100.00	A	1,198,307
	2009A, 5.000%, 1/01/30
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding
	Series 2012A:
4,000	5.000%, 1/01/18	No Opt. Call	A	4,625,240
2,000	5.000%, 1/01/19	No Opt. Call	A	2,355,900
1,050	4.000%, 1/01/20	No Opt. Call	A	1,179,696
250	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008A,	1/18 at 100.00	A	283,015
	5.250%, 1/01/20
21,075	Total Utilities			23,278,397
	Water and Sewer – 27.6% (17.8% of Total Investments)
1,605	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	A2	1,660,003
	6/01/20 – SYNCORA GTY Insured
3,100	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AA–	3,379,434
	4/01/31 – AGM Insured
1,145	Brunswick County, North Carolina, Enterprise Systems Revenue Refunding Bonds, Series 2012A,	4/22 at 100.00	AA–	1,328,051
	5.000%, 4/01/25
	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds,
	Series 2008:
425	5.000%, 8/01/28	8/18 at 100.00	AA	476,196
1,005	5.000%, 8/01/35	8/18 at 100.00	AA	1,083,320
2,135	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series	8/21 at 100.00	AA	2,352,277
	2011, 5.000%, 8/01/31
1,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008,	7/18 at 100.00	AAA	1,082,250
	5.000%, 7/01/38
	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011:
3,860	5.000%, 2/01/36	2/21 at 100.00	AA	4,140,815
1,250	5.000%, 2/01/41	2/21 at 100.00	AA	1,326,086
8,600	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	9,223,413
1,535	Mooresville, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012,	5/22 at 100.00	AA–	1,734,857
	5.000%, 5/01/28
1,210	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/23 –	6/18 at 100.00	A	1,369,393
	NPFG Insured
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
2,020	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA–	2,212,243
1,020	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA–	1,116,053
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2011:
600	5.625%, 6/01/30 – AGC Insured	6/21 at 100.00	AA–	669,996
2,100	5.750%, 6/01/36 – AGC Insured	6/21 at 100.00	AA–	2,320,500
1,400	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%,	6/14 at 100.00	A+	1,415,568
	6/01/23 – SYNCORA GTY Insured
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A:
550	5.000%, 3/01/30	3/22 at 100.00	AAA	621,731
1,600	5.000%, 3/01/31	3/22 at 100.00	AAA	1,799,040
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A:
5,000	5.000%, 3/01/28	3/23 at 100.00	AAA	5,789,950
3,785	5.000%, 3/01/43	3/23 at 100.00	AAA	4,121,184
4,010	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A,	3/16 at 100.00	AAA	4,266,399
	5.000%, 3/01/36
1,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/25 –	6/15 at 100.00	AA	1,053,580
	AGM Insured
9,900	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A, 5.000%,	6/17 at 100.00	AAA	10,691,407
	6/01/37 (UB)
59,855	Total Water and Sewer			65,233,746
$ 358,911	Total Long-Term Investments (cost $355,492,508)			367,022,555
	Floating Rate Obligations – (4.5)%			(10,740,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (52.8)% (5)			(124,860,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (52.9)% (5)			(125,000,000)
	Other Assets Less Liabilities – 55.0%			130,014,780
	Net Assets Applicable to Common Shares – 100%			$ 236,437,335

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$367,022,555	$ —	$367,022,555

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2014, the cost of investments was $344,625,734.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2014, were as follows:

Gross unrealized:
Appreciation	$15,657,366
Depreciation	(4,000,570)
Net unrealized appreciation (depreciation) of investments	$11,656,796

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation
Value as a percentage of Total Investments are 34.0% and 34.1%, respectively.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen North Carolina Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 29, 2014